Accounts Receivable	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Accounts Receivable

Note 6 — Accounts Receivable:

a.      Trade Receivable, net:

	December 31,
	2021	2020
	U.S. dollars in thousands
Open accounts	250	128

As of December 31, 2021, the Company has recognized bad debts totaling $10 thousands.

As of December 31, 2021 and 2020, no allowance for expected credit losses was recognized by the Company.

As of December 31, 2021 and 2020, the Company had a major customer in Singapore for which revenue constitutes approximately 86% and 63% of the Company’s revenues in each year, respectively.

b.      Following is information about the credit risk exposure of the Company’s accounts receivable:

	Accounts receivables – Open Accounts (without Delays in Collection)	Past due accounts receivable
		Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 120 Days	Total
		U.S. dollars in thousands
		December 31. 2021
Gross carrying amounts	69	—	120	—	—	61	250

		December 31, 2020
Gross carrying amounts	108	—	20	—	—	—	128